Condensed Consolidated Statements of Shareholders’ Deficit (Unaudited) - USD ($)	Common Stock Previosly Reported	Common Stock	Accumulated Deficit Previosly Reported	Accumulated Deficit	Accumulated other comprehensive gain/(loss) Previosly Reported	Accumulated other comprehensive gain/(loss)	Additional Paid-in Capital	Previosly Reported	Total
Balance at Sep. 30, 2021		$ 24		$ (1,564)		$ 4			$ (1,536)
Balance (in Shares) at Sep. 30, 2021		100
Issuance of additional shares		$ 601,250							601,250
Issuance of additional shares (in Shares)		2,500,000
Net loss				(913,660)					(913,660)
Other comprehensive income						3,422			3,422
Balance at Sep. 30, 2022		$ 601,274		(915,224)		3,426			(310,524)
Balance (in Shares) at Sep. 30, 2022		2,500,100
Net loss				(330,000)					(330,000)
Other comprehensive income						(27,000)			(27,000)
Balance at Dec. 31, 2022		$ 601,000		(1,245,000)		(24,000)			(668,000)
Balance (in Shares) at Dec. 31, 2022		2,500,100
Balance at Sep. 30, 2022		$ 601,274		(915,224)		3,426			(310,524)
Balance (in Shares) at Sep. 30, 2022		2,500,100
Net loss									(996,000)
Balance at Mar. 31, 2023		$ 601,000		(1,911,000)		(24,000)			(1,334,000)
Balance (in Shares) at Mar. 31, 2023		2,500,100
Balance at Sep. 30, 2022		$ 601,274		(915,224)		3,426			(310,524)
Balance (in Shares) at Sep. 30, 2022		2,500,100
Net loss			$ (2,340,661)					$ (2,340,661)	(2,340,661)
Other comprehensive income					68,394			68,394
Balance at Sep. 30, 2023	$ 601,274	$ 601,000	(3,255,885)	(3,256,000)	71,820	72,000		(2,582,791)	(2,583,000)
Balance (in Shares) at Sep. 30, 2023	2,500,100	2,500,100
Balance at Dec. 31, 2022		$ 601,000		(1,245,000)		(24,000)			(668,000)
Balance (in Shares) at Dec. 31, 2022		2,500,100
Net loss				(666,000)					(666,000)
Other comprehensive income						0			0
Balance at Mar. 31, 2023		$ 601,000		(1,911,000)		(24,000)			(1,334,000)
Balance (in Shares) at Mar. 31, 2023		2,500,100
Balance at Sep. 30, 2023	$ 601,274	$ 601,000	(3,255,885)	(3,256,000)	71,820	72,000		(2,582,791)	(2,583,000)
Balance (in Shares) at Sep. 30, 2023	2,500,100	2,500,100
Net loss				(424,000)					(424,000)
Other comprehensive income						(55,000)			(55,000)
Balance at Dec. 31, 2023				(3,680,000)		17,000	601,000		(3,062,000)
Balance (in Shares) at Dec. 31, 2023		2,500,100
Share revaluation		$ (601,000)					601,000
Adjusted				(3,256,000)		72,000	601,000		2,583,000
Adjusted (in Shares)		2,500,100
Balance at Sep. 30, 2023	$ 601,274	$ 601,000	$ (3,255,885)	(3,256,000)	$ 71,820	72,000		$ (2,582,791)	(2,583,000)
Balance (in Shares) at Sep. 30, 2023	2,500,100	2,500,100
Net loss									(12,018,000)
Balance at Mar. 31, 2024		$ 14,000		(15,274,000)		60,000	9,670,000		(5,530,000)
Balance (in Shares) at Mar. 31, 2024		146,741,306
Balance at Dec. 31, 2023				(3,680,000)		17,000	601,000		(3,062,000)
Balance (in Shares) at Dec. 31, 2023		2,500,100
Net loss				(11,594,000)					(11,594,000)
Business Combination with Energem		$ 14,000					9,069,000		9,083,000
Business Combination with Energem (in Shares)		144,241,206
Other comprehensive income						43,000			43,000
Balance at Mar. 31, 2024		$ 14,000		$ (15,274,000)		$ 60,000	$ 9,670,000		$ (5,530,000)
Balance (in Shares) at Mar. 31, 2024		146,741,306